Powershares Global Water Portfolio (Prospectus Summary): | Powershares Global Water Portfolio
PowerShares Global Water Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 30, 2011 TO THE PROSPECTUS
DATED FEBRAURY 28, 2011 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio

Important Notice Regarding Change in Investment Objective, Underlying Index and Underlying Index Construction for the PowerShares Global Water Portfolio (the "Fund")

Effective March 1, 2012, the NASDAQ OMX Global Water Index TM will replace the Palisades Global Water Index as the underlying index for the Fund and the NASDAQ OMX Group, Inc. will replace Palisades Water Index Associates, LLC as the index provider for the Fund.

As of that date, the Fund will seek investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX Global Water Index TM .

P-PS-INTERNATIONAL-PRO-STK-9 12/30/11

Please Retain This Supplement For Future Reference.